Leases - Summary of Lease Liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning balance	€ 17,259	€ 16,249
Arising on business combinations	4,367	671
Effects of movements in exchange rates	(791)	(305)
Additions	4,410	8,024
Modification	11,737
Disposals	(341)	(112)
Transfer to liabilities associated with assets held for sale	(2,038)
Interest expense	2,068	954	€ 497
Lease payments	(7,526)	(8,222)
Ending balance	29,145	17,259	16,249
Leasehold Property
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning balance	17,259	16,236
Arising on business combinations	4,367	671
Effects of movements in exchange rates	(791)	(304)
Additions	4,410	8,024
Modification	11,737
Disposals	(341)	(112)
Transfer to liabilities associated with assets held for sale	(2,038)
Interest expense	2,068	954
Lease payments	(7,526)	(8,210)
Ending balance	29,145	17,259	16,236
Motor vehicles
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning balance	0	13
Arising on business combinations	0	0
Effects of movements in exchange rates	0	(1)
Additions	0	0
Modification	0
Disposals	0	0
Transfer to liabilities associated with assets held for sale	0
Interest expense	0	0
Lease payments	0	(12)
Ending balance	€ 0	€ 0	€ 13